Definition of Terms in Portfolio Name	Sep. 25, 2026
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust invests at least 80% of the value of its assets in common shares of closed-end investment companies (“Closed-End Funds”) that invest substantially all of their assets in high yield or “junk” credit quality fixed income securities of corporations, which are rated below investment-grade by one or more nationally recognized statistical rating organizations or may be unrated but deemed to be of comparable quality by a Closed-End Fund’s adviser, and/or other income-producing securities.